Variable Interest Entity (Details) - Schedule of variable interest entity - VIE's [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 117,113	$ 196,445
Accounts receivable, net	38,188	66,043
Inventory, net	1,311,197	791,868
Total current assets	1,466,498	1,054,356
Total assets	1,466,498	1,054,356
Current liabilities
Accounts payable and accrued expenses	252,882	211,463
Total current liabilities	252,882	211,463
Total liabilities	252,882	211,463
Net assets	$ 1,213,616	$ 842,893